NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED JANUARY 6, 2015

TO THE PROSPECTUS DATED JANUARY 31, 2014

On January 6, 2015, Thomas J. Ray and Susi Budiman were named portfolio managers of Nuveen NWQ Flexible Income Fund (the “Fund”), replacing the Fund’s former portfolio manager.

Thomas J. Ray, CFA, is Managing Director, Head of Fixed Income and Portfolio Manager at NWQ Investment Management Company, LLC (“NWQ”). In addition to serving as portfolio manager of the Fund, Mr. Ray also serves as portfolio manager of four Nuveen closed-end funds focusing on preferred and other fixed income securities. Prior to joining NWQ in 2015, he served as Chief Investment Officer, President and founding member of Inflective Asset Management (“Inflective”), a boutique investment firm specializing in convertible securities, from 2001 until 2011. Since 2011, Mr. Ray has been a private investor. Prior to founding Inflective, Mr. Ray also served as portfolio manager at Transamerica Investment Management.

Susi Budiman, CFA, is Managing Director and Portfolio Manager at NWQ. In addition to serving as portfolio manager of the Fund, Ms. Budiman also serves with Mr. Ray as portfolio manager of four Nuveen closed-end funds focusing on preferred and other fixed income securities. Ms. Budiman was an assistant portfolio manager with NWQ from 2006 to 2009, and became a portfolio manager with NWQ in 2009. Ms. Budiman was a Vice President of NWQ from 2008 to 2012, became Senior Vice President in 2013 and Managing Director in 2014. Prior to joining NWQ, Ms. Budiman was Portfolio Manager for China Life Insurance Company, Ltd. in Taiwan, managing U.S. dollar and Euro denominated fixed income portfolios for insurance funds.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NFIP-0115P

NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED JANUARY 6, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2014

On January 6, 2015, Thomas J. Ray and Susi Budiman were named portfolio managers of Nuveen NWQ Flexible Income Fund, replacing the fund’s former portfolio manager.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NFISAI-0115P